Other Balance Sheet Components - Expected Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2022	$ 1,773
2023	1,773
2024	1,054
2025	235
Thereafter	0
Net Carrying Amount	$ 4,835	$ 6,987